TRANSFERS TO OR FROM OTHER PLANS	12 Months Ended
Sep. 30, 2025
EBP 101
EBP, Description of Plan [Line Items]
TRANSFERS TO OR FROM OTHER PLANS	TRANSFERS TO OR FROM OTHER PLANS
Effective December 31, 2024, the portion of the Plan that consisted of account balances for participants who are not covered by a collective bargaining agreement (net assets of $389,046,495) was merged into the Emerson Electric Co. Employee Savings Investment Plan (which was subsequently renamed the Emerson Savings Plan). Participant balances were transferred into the Emerson Savings Plan.
In 2025 and 2024, certain participant accounts were transferred to or from other Company sponsored benefit plans, as those participants transferred from one Company business unit to another.